Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

29- Earnings per Share

Basic net earnings (loss) per common share is computed by dividing net earnings (loss) by the weighted average ordinary shares outstanding for that period. Diluted net earnings (loss) per ordinary share reflects the potential dilution that could occur if stock options under the ASMI Option Plan were exercised and if convertible notes were converted, unless potential dilution would have an anti-dilutive effect.

The following represents a reconciliation of net earnings (loss) and weighted average number of shares outstanding (in thousands) for purposes of calculating basic and diluted net earnings (loss) per share:

	December 31,
	2009	2010	2011
Net earnings used for purpose of computing basic earnings per common share	(107,522)	110,639	186,770
After-tax equivalent of interest expense on convertible subordinated notes	—	17,670	17,670

Net earnings used for purposes of computing diluted net earnings per common share	(107,522)	128,309	204,440

Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands)	51,627	52,435	55,210
Dilutive effect of stock options	—	282	570
Dilutive effect of convertible subordinated notes	—	8,777	8,902

Dilutive weighted average number of shares outstanding	51,627	61,494	64,682

Net earnings per share:
Basic net earnings from continuing operations	(2.08)	2.11	3.38
Diluted net earnings from continuing operations	(2.08)	2.09	3.16

For the year ended December 31, 2011, 81,500 option rights were not in the money and therefore not implicated in the dilutive effect of stock options.

For the year ended December 31, 2010, the effect of 2,630,113 conversion rights was anti-dilutive.

For the year ended December 31, 2009, the effect of 14,550,780 conversion rights and 80,777 option rights to acquire common stock was anti-dilutive.

During 2008, ASM engaged Lehman Bros ("Lehman"). to repurchase ordinary ASMI shares on the Euronext and Nasdaq markets on behalf of ASMI. As of September 15, 2008, at the time it went into bankruptcy administration, Lehman reported that it had purchased and held on our behalf 2,552,071 shares, which were accounted for as treasury shares accordingly. ASM filed a submission with the Lehman administrators giving notice of the shares held in custody by Lehman. At ASMI's May 2009 Annual General Meeting, our shareholders resolved to cancel all of these treasury shares which, accordingly, was accounted for in our 2009 Annual Report as a reduction of the number of outstanding shares. Lehman was notified of the cancellation of shares at the time.

In September 2010, Lehman's administrators notified us that there is a possible shortfall in the number of shares held by Lehman of 479,279 shares (out of the 2,552,071 shares), which cannot currently be accounted for by Lehman. During 2011 we received further information based on which we conclude that the possible shortfall in the number of shares held by Lehman is now reduced to 246,983 shares

The Lehman administrators also reported a segregated collateral cash account of US$ 6,759, that ASMI may be entitled to in the absence of the shares. We have not been able to obtain additional information to confirm and understand the potential shortfall of shares or our ability to recover the US$ 6,759 from the Lehman bankruptcy proceedings in lieu of the shares. Accordingly, we are uncertain at this time as to the accuracy of the shortfall of shares, our ability to claim the collateral cash sum to cover the value of any such discrepancy, and our entitlement to all or a portion of such sum when distributions are determined and made by the administrator since there is likely to also be a shortfall in Lehman assets subject to proprietary rights. Given the magnitude of the overall Lehman administration, we believe it may take several years to obtain clarity or resolution about the potential shortfall or claim to cash. ASMI is in the process of filing a claim with the Lehman administrators to safeguard our interests.

Considering the factual and legal uncertainties, it is premature to conclude that the 246,983 shares should still be considered as outstanding or that ASMI has a US$ 6,759 receivable from Lehman. ASMI has, therefore, neither reversed the cancellation of these shares that we recorded in 2009, nor recorded a receivable from Lehman. If the shares would be considered as outstanding, the negative impact on our basic and diluted earnings per share (eur 1) as at December 31, 2011 would have been € 0.015 and € 0.012 respectively per share.